Stockholders' Deficiency (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 28, 2018	Dec. 09, 2018	Nov. 21, 2018	Mar. 18, 2014	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 13, 2020	Mar. 21, 2020	Jun. 30, 2019	Apr. 05, 2018	Dec. 31, 2017	Aug. 10, 2012
Common stock, shares authorized					1,000,000,000		1,000,000,000	1,000,000,000	65,000,000
Common stock, shares issued					222,307,381		222,307,381	4,175,072	3,872,076
Common stock, shares outstanding					222,307,381		222,307,381	4,175,072	3,872,076						443,205
Number of shares of common stock for conversion of convertible notes							55,578,263
Warrant exercises					124,514,653		124,514,653	2,191,043	1,783,229			1,876,198		1,464,415
Exrcise of outstanding option					4,188,630		4,188,630	4,287,609	4,344,994					3,996,167
Pier contingent shares							6,497
Number of common stock shares issued, shares			283,643
Preferred stock, shares authorized					5,000,000		5,000,000	5,000,000
Preferred stock, par value					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares undesignated					3,505,800		3,505,800	3,505,800
Fair value per share					$ 0.0064		$ 0.0064	$ 0.10	$ 0.65			$ 0.70	$ 1.12		$ 18.2000
Number of stock or stock options granted							122,690,982		348,827
Minimum [Member]
Common stock, shares authorized											65,000,000
Maximum [Member]
Common stock, shares authorized											1,000,000,000
Common Stock [Member]
Number of shares of common stock for reserved								42,831,291
Number of shares of common stock for conversion of convertible notes									284,358
Number of common stock shares issued, shares					188,613,528	29,518,781	538,913,987
9% Cumulative Convertible Preferred Stock [Member]
Preferred stock, shares authorized					1,250,000		1,250,000	1,250,000	1,250,000
2014 Plan [Member]
Number of shares of common stock for reserved					63,236		63,236
2015 Plan [Member]
Number of shares of common stock for conversion of convertible notes							54,427,342
2014 Equity Plan [Member]
Number of stock or stock options granted				325,025
2015 Stock and Stock Option Plan [Member] | Board of Directors [Member]
Number of stock or stock options granted	8,985,260	6,985,260
Stock option available for grant					8,985,260		8,985,260
Series B Convertible Preferred Stock [Member]
Number of shares of common stock for reserved					11		11
Preferred stock, shares authorized					37,500		37,500	37,500	37,500
Preferred stock, par value					$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock shares issuable upon conversion					11		11	11	11
Debt instrument, conversion price per share					$ 2,208.375		$ 2,208.375	$ 2,208.375	$ 2,208.375
Preferred stock, shares outstanding					37,500		37,500	37,500	37,500
Preferred stock, liquidation preference value					$ 25,001		$ 25,001	$ 25,001	$ 25,001
Preferred stock, liquidation preference, per share					$ 0.6667		$ 0.6667	$ 0.6667	$ 0.6667
Series A Junior Participating Preferred Stock [Member]
Preferred stock, shares authorized					205,000		205,000	205,000	205,000
Preferred stock, shares outstanding
Series G 1.5% Convertible Preferred Stock [Member]
Preferred stock, shares authorized					1,700		1,700	1,700	1,700
Preferred stock, shares outstanding
Series H Preferred Stock [Member]
Preferred stock, shares authorized										1,200
Preferred stock, shares undesignated										3,504,600